{AELTUS LOGO]                                        10 State House Square, SH11
                                                     Hartford, CT  06103-3602



                                                     ELLEN VALVO
                                                     Paralegal
                                                     Aeltus Law Department
August 1, 2001                                       (860) 275-2166
                                                     Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    AETNA SERIES FUND, INC.
       FILES NOS. 33-41694 AND 811-6352
       RULE 497(j) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this is to certify that the Class O Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A ("Post-Effective Amendment No. 49") of Aetna Series Fund, Inc.
that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 49.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo